Revenue (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Revenue [Abstract]
Disclosure of detailed information about revenue [text block]
	Year ended
	March 31, 202 3	March 31, 202 2	March 31, 2021
Rendering of services
Service revenue	29,967,698	25,329,497	21,718,351
Installation service revenue	482,246	330,129	317,395
	30,449,944	25,659,626	22,035,746
Sale of products	2,953,782	1,366,049	2,283,796
	33,403,726	27,025,675	24,319,542